Investment Strategy - First Trust Managed Futures Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve positive returns that are not directly correlated to broad market equity or fixed income returns. Under normal market conditions, the Fund and a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), invest significantly in a portfolio of exchange-listed futures (collectively, “Futures Instruments,” also referred to herein as “futures contracts”). The Fund expects to gain exposure to these investments directly and by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund’s investment advisor. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity Futures Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in commodity Futures Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund and the Subsidiary’s investments provide the Fund with exposure to U.S. and non-U.S. markets (including emerging markets). The Fund and the Subsidiary may hold futures contracts on a wide range of assets, including, but not limited to, equity indexes, other financial indexes, currencies and global debt, including U.S. Treasuries. In addition, the Subsidiary may hold futures contracts on commodities. The Fund and the Subsidiary attempt to capture the economic benefit derived from rising and declining prices across global futures markets by buying or selling futures contracts which are expected to rise or fall in price. The Fund uses a variety of qualitative and quantitative approaches to help it determine which markets are likely to rise in price and which markets are likely to fall in price. See “Additional Information on the Fund's Investment Objective and Strategies” for more information. Positioning may change frequently (up to daily) and as a result, the Fund may frequently trade futures contracts. To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that decreases in value and a short position that increases in value. Under certain market conditions, the Fund may reduce the notional exposure to commodities it derives from its derivatives positions to mitigate against risk. The Fund is permitted to have an aggregate notional exposure to the futures markets that is greater than the Fund’s total assets. The notional exposure or notional value of a futures contract is the market value of the asset which the futures contract has price exposure to. Aggregate notional value is the sum of the absolute value of the Fund’s notional exposure to futures contracts. Such investments may result in significant portfolio leverage, which could result in the Fund losing more than it originally invested (see “Leverage Risk” for a discussion of the risks of increased portfolio leverage). The remainder of the Fund’s assets will be generally invested in (1) U.S. government and agency securities with maturities of two years or less, (2) short-term repurchase agreements; (3) money market instruments and (4) cash. The Fund may also seek short exposure to the energy sector. The Fund uses fixed income securities as investments and to collateralize its futures exposure on a day-to-day basis. The Fund may also invest directly in exchange-traded funds (“ETFs”), closed-end funds and other investment companies that provide exposure to commodities, Canadian ETFs, equity securities and fixed income securities to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s strategy involves frequently buying and selling Futures Instruments which may result in increased trading expenses.